Intangible Assets (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Customer relationships	$ 749,000	$ 749,000	$ 749,000
Marketing related - tradename	1,368,000	1,368,000	1,368,000
Total intangible assets	2,117,000		2,117,000
Accumulated amortization	(840,912)	(735,063)	(238,156)
Intangible assets, net	$ 1,276,088	$ 1,381,937	$ 1,878,844